Taxes - Net Deferred Income Tax Asset rollforward (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Balance at the beginning of the period	$ (13,575)	$ (10,657)	$ (9,720)
Deferred tax provision for the period	(3,871)	(1,176)	(311)
Deferred tax income net recorded in share of the profit of equity accounted investees	(404)	(406)	165
Acquisition of subsidiaries		382	316
Unrealized (gain) on cash flow hedges	865	(391)	(445)
Exchange differences on translation of foreign operations	2,215	(2,121)	(1,762)
Remeasurements of the net defined benefit liability	(256)	(204)	543
Retained earnings of equity accounted investees	(32)	384	54
Cash flow hedges in foreign investments	(1,020)	425	310
Restatement effect of the period and beginning balances associated with hyperinflationary economies	68	953	438
Disposal of subsidiaries			387
Balance at the end of the period	$ (16,010)	$ (13,575)	$ (10,657)